EQUITY (Details Narrative) - USD ($)													1 Months Ended													3 Months Ended	12 Months Ended
	Feb. 07, 2023	Jan. 13, 2023	May 02, 2022	Jul. 11, 2021	Jul. 09, 2021	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Jan. 19, 2023	Oct. 26, 2022	Mar. 31, 2022	Feb. 24, 2022	Feb. 24, 2022	Feb. 18, 2022	Nov. 30, 2021	Apr. 21, 2021	Mar. 25, 2021	Nov. 30, 2020	Jul. 27, 2020	Jun. 30, 2019	Nov. 30, 2018	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2022	Nov. 01, 2021	Oct. 18, 2021	Aug. 23, 2021	Apr. 12, 2021
Statement [Line Items]
Exercise price of the warrants														125.00%
Warrants issued														8,531,004
Percentage of holder subscription amount														35.00%
Total shares of common stock issued														2,216,080
Original Issue Discount																$ 18,450					$ 166,666						$ 72,200
Interest Rate						8.00%	3.75%	8.00%	8.00%	8.00%	8.00%	1.00%						12.00%				6.00%	9.00%	8.00%
Debenture description														the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000												the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Fixed Rate																		$ 0.54
Common Stock Conversion Shars																				37,456
Conversion Of Warrant Shares																				40,000
Common Stock Shares Authorized																										945,000,000	945,000,000	945,000,000
Common Stock, par value																										$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Shares issued																										29,949,538	29,949,538	13,296,220
Common stock, Shares outstanding																										29,949,538	29,949,538	13,296,220
Convertible Secured Subordinated Promissory Note [Member]
Statement [Line Items]
Interest rate of note														8.50%
Interest Rate														8.50%												8.50%
Convertible subordinate promissory note																										$ 5,000,000	$ 5,000,000
Outstanding pursuant to the note amount														40.00%												40.00%
Conversion price of share														$ 5.00												$ 5.00
Mr. Glass [Member]
Statement [Line Items]
Stock Issued During The Period, Shares																									12,000,000
Stock Issued During The Period, Aggregate Price																									$ 120
Arena Business Results L L C [Member]
Statement [Line Items]
Purchase agreement, Amount	$ 20,000,000
Issue Commitment Fee Shares equal to the aggregate amount	$ 800,000
Capitalization [Member]
Statement [Line Items]
Preferred Stock Shares Authorized																										5,000,000	5,000,000	5,000,000
Common Stock Shares Authorized																										950,000,000	945,000,000	945,000,000
Total Shares Authorized																										950,000,000
Senior Secured Convertible Promissory Note [Member]
Statement [Line Items]
Issue shares of common stock			60,000
Common Stock, Shares Issuance																													29,086
Commitment Shares For Issuance																														20,000		20,000
Senior Secured Convertible Promissory Note 1 [Member]
Statement [Line Items]
Exercise price of the warrants														125.00%
Warrants issued														7,449,007
Percentage of holder subscription amount														35.00%
Total shares of common stock issued														2,216,080
Common Stock, Shares Issuance																													29,086
Debenture description														the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Original Issue Discount														15.00%
Convertible subordinate promissory note														$ 5,000,000
Aggregate principal amount														13,893,059
Investment with balance of the principal amount														$ 6,250,000
Interest rate														10.00%
Qualified offering														80.00%
Principal amount outstanding of a debenture														$ 500,000
Proceeds of a qualified offering														5,000,000
Total amount outstanding of all the debenture														$ 10,000,000
Secured Convertible Note [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													300,000
Line Of Credit Agreement Member [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													50,000
Letter of Engagement [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													300,000
Interest Rate																		12.00%
Maturity date																		Jan. 31, 2025
Fixed Rate																		$ 0.54
Service Agreement 1 [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													300,000
Secured Convertible Note 1 [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													30,000
Line Of Credit Agreement Member 1 [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													50,000
Letter of Engagement 1 [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													300,000		5,500,000
Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Cash Consideration					$ 6,500,000
Purchase Agreement Description					Thereafter, we may, from time to time and at our sole discretion, direct BP to purchase shares of our common stock in amounts up to 100,000 shares on any single business day, subject to a maximum of $500,000 per purchase, plus other “VWAP Purchases” under certain circumstances
Bloomios 2021 Incentive Stock Plan [Member]
Statement [Line Items]
Common Stock, Shares Issuance																															5,500,000
Total Options																															4,000,000
Awarded shares																															3,200,000
Securities Purchase Agreement [Member]
Statement [Line Items]
Monthly Payments																$ 19,286	$ 19,286
Conversion Of Warrant Shares				100,000											12,500	18,450	18,450		25,000
Purchase Agreement Description				beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form S-1. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement											beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion		beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Securities Purchase Agreement [Member] | Senior Secured Convertible Promissory Note [Member]
Statement [Line Items]
Original Issue Discount																$ 18,450
Aggregate Principal																172,200	$ 172,200
Purchase Price																153,750	153,750
Monthly Payments																$ 19,286
Description Of Ownership																beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion
Expiry date																Oct. 26, 2024
Line Of Credit Agreement Member 2 [Member]
Statement [Line Items]
Common Stock, Shares Issuance																													50,000
Finder's Fee Agreement [Member]
Statement [Line Items]
Issue shares of common stock		75,000											50,000
Series A Preferred Stock
Statement [Line Items]
Award Shares																											3,650,000	5,500,000
Original Issue Discount																$ 18,450
Aggregate Principal																172,200	172,200
Purchase Price																153,750	$ 153,750
Common Stock, Shares Issuance																											29,949,538				5,500,000
Interest Rate																		12.00%
Monthly Payments																$ 19,286
Description Of Ownership																beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversio
Commitment Shares For Issuance																														20,000		20,000
Maturity date																		Jan. 31, 2025
Fixed Rate																		$ 0.54
Expiry Date																Feb. 24, 2022
Total Options																															4,000,000
Common Stock Conversion Shars																				37,456
Preferred Stock Shares Authorized																										10,000	10,000	10,000
Preferred stock, shares issued																										10,000	10,000	10,000
Common Stock, Shares Outstandings																											29,949,538
Conversion Of Warrant Shares																				40,000
Perferred stock, shares outstanding																										10,000	10,000	10,000
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001	$ 0.00001
Series B Preferred Stock
Statement [Line Items]
Common Stock Conversion Shars														16,710,239
Preferred Stock Shares Authorized																										800	800	800
Preferred stock, shares issued																										0	800	800
Perferred stock, shares outstanding																										0	0	800
Preferred Stock, Shares Par Value																																	$ 0.00001
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001	$ 0.00001
Conversion Rate																											10.00%
Series C Preferred Stock
Statement [Line Items]
Common Stock Conversion Shars														125,506
Preferred Stock Shares Authorized																										3,000,000	3,000,000	3,000,000
Preferred stock, shares issued																										0	310,000	310,000
Perferred stock, shares outstanding																										0	0	310,000
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001	$ 0.00001
Series D Preferred Stock [Member]
Statement [Line Items]
Preferred Stock Shares Authorized																										85,000	85,000	85,000
Preferred stock, shares issued																										85,000	85,000	0
Perferred stock, shares outstanding																										85,000	85,000	0
Preferred Stock, Shares Par Value																											$ 0.00001
Dividend percent rate																											8.50%
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001	$ 0.00001
Series A Convertible Preferred Stock [Member]
Statement [Line Items]
Common Stock Conversion Shars																										50	50
Preferred Stock Shares Authorized																										5,000,000	5,000,000
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001
Voting Description																										the Company and each share entitles holder to vote such number of votes equal to 0.0051% of the total number of votes entitled to be cast	the Company and each share entitles holder to vote such number of votes equal to 0.0051% of the total number of votes entitled to be cast. For clarification purposes, the holders of all 10,000 shares of Series A have the right to cast an aggregate of 51% of the total number of votes entitled to be cast
Gross Proceeds																										$ 10,000,000	$ 10,000,000
Price Per Share																										$ 100	$ 100
Common Stock [Member] | Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Stock Issued					50,000
Common Stock [Member] | Share Purchase Agreement [Member] | Burdell Partners LLC [Member]
Statement [Line Items]
Stock Issued					50,000
Warrant Issued [Member] | Share Purchase Agreement [Member] | BP [Member]
Statement [Line Items]
Stock Issued					50,000
Warrant Issued [Member] | Share Purchase Agreement [Member] | Burdell Partners LLC [Member]
Statement [Line Items]
Stock Issued					50,000
Series B Convertible Preferred Stock [Member]
Statement [Line Items]
Preferred Stock Shares Authorized																										800	800
Preferred stock, shares issued																										0	0
Perferred stock, shares outstanding																										0	0
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001
Dividend percent rate																										10.00%
Series C Convertible Preferred Stock [Member]
Statement [Line Items]
Preferred Stock Shares Authorized																										3,000,000	3,000,000
Preferred stock, shares issued																										0	0
Perferred stock, shares outstanding																										0	0
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001
Series D Convertible Preferred Stock [Member]
Statement [Line Items]
Preferred Stock Shares Authorized																										85,000	85,000
Preferred stock, shares issued																										85,000	85,000
Perferred stock, shares outstanding																										85,000	85,000
Preferred Stock, Shares Par Value																										$ 0.00001	$ 0.00001
Dividend percent rate																										8.50%
Gross Proceeds																										$ 8,500,000
Price Per Share																										$ 100